Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

19. Provisions

	Legal proceedings	Dilapidations	Total
	(in thousands)
	£	£	£
At January 1, 2023	4,100	46	4,146
Additions	—	21	21
Reverse unused	(46)	—	(46)
Utilized	(3,801)	(9)	(3,810)
Transfer from prepayments, accrued income and other receivables	(247)	—	(247)
Effect of foreign currency exchange differences	(6)	—	(6)
At December 31, 2023	—	58	58

Classified as:
Non-current	—	58	58
	—	58	58

Legal proceedings

In February 2021, Gilead Sciences, Inc. and Gilead Sciences Limited filed a lawsuit against the Company in the Patents Court of the High Court of Justice of England and Wales requesting revocation of the U.K. part of EP 2955190, or EP 190. Subsequently, in March 2021, we filed a counterclaim against the two Gilead entities alleging infringement of our patent resulting from acts including the sale of Sovaldi, as well as its combination products Harvoni, Vosevi and Epclusa, in the U.K. In September 2022, we were granted a further European patent from the EPO, EP 3904365, or EP 365, that covers the composition of matter of a smaller genus of phosphoramidate nucleotide compounds that includes sofosbuvir. Gilead Sciences, Inc. and Gilead Sciences Limited subsequently amended their claim to request revocation of the U.K. part of EP 365 and we counterclaimed for infringement. The Patents Court of the High Court of Justice of England and Wales heard this case between January 20, 2023 and February 3, 2023 and a judgment was handed down on March 21, 2023. In its judgment, the High Court deemed that EP 190 and EP 365 were invalid in the U.K. Following the judgment, the two Gilead entities were entitled to recover a portion of their legal costs from the Company. The judgment was a post balance sheet adjusting event, so a provision of £3.0 million was recognized as at December 31, 2022 with respect to an estimate of the cost reimbursement due to Gilead.

In addition, following the decision of the EPO Technical Board of Appeal on March 24, 2023 revoking EP 190, the Company reassessed its estimate of the outcome and financial effect of the patent infringement proceedings in Germany, disclosed in Note 10, and a provision of £1.1 million was recognized as at December 31, 2022 with respect to an estimate of the cost reimbursement due to Gilead.

All obligations arising from the patent infringement litigation in the U.K. and Germany have been settled as at December 31, 2023.

Dilapidations

The Company has lease contracts for office space that have a requirement to remove all fixtures and fittings on termination of the lease. As of December 31, 2023, the Company had a provision of £58,000 (2022: £46,000) to cover the costs of complying with these requirements.